SHARE-BASED COMPENSATION - Schedule of Stock Option Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numbers of shares
Exercised	(280,568)	(6,845,888)	(8,227,843)
2017 Plan
Numbers of shares
Number of shares Outstanding	1,782,617	2,569,017	7,702,066
Exercised	(73,444)	(786,400)	(5,122,549)
Forfeited			(10,500)
Expired	(43,921)
Number of shares Outstanding	1,665,252	1,782,617	2,569,017	7,702,066
Exercisable	1,665,252	1,782,617
Weighted average exercise price
Outstanding as of December 31	$ 1.00	$ 1.00	$ 0.97
Exercised	1.00	1.00	0.96
Forfeited			1.00
Expired	1.00
Outstanding as of December 31	1.00	$ 1.00	$ 1.00	$ 0.97
Exercisable as of December 31	$ 1.00
Weighted average remaining contractual term, Outstanding	3 years 7 months 28 days	4 years 9 months	5 years 9 months 14 days	6 years 9 months
Weighted average remaining contractual term, Exercisable	3 years 7 months 28 days
Aggregate intrinsic value, Outstanding		$ 1,457	$ 50,361	$ 150,415
2018 Plan
Numbers of shares
Number of shares Outstanding	1,508,393	7,553,236	10,589,671
Exercised	(333,998)	(6,044,843)	(3,036,435)
Expired	(998)
Number of shares Outstanding	1,173,397	1,508,393	7,553,236	10,589,671
Exercisable	1,173,397
Weighted average exercise price
Outstanding as of December 31	$ 1.00	$ 1.00	$ 1.00
Exercised	1.00	1.00	1.00
Expired	1.00
Outstanding as of December 31	1.00	$ 1.00	$ 1.00	$ 1.00
Exercisable as of December 31	$ 1.00
Weighted average remaining contractual term, Outstanding	5 years 1 month 24 days	6 years 1 month 24 days	7 years 1 month 24 days	8 years 1 month 24 days
Weighted average remaining contractual term, Exercisable	5 years 1 month 24 days
Aggregate intrinsic value, Outstanding		$ 1,233	$ 148,076	$ 206,499
2019 Plan
Numbers of shares
Number of shares Outstanding		72,000	72,000
Granted				72,000
Number of shares Outstanding	72,000		72,000	72,000
Exercisable	72,000	48,000
Weighted average exercise price
Outstanding as of December 31	$ 6.09	$ 6.09	$ 6.09
Outstanding as of December 31	6.09	$ 6.09	$ 6.09	$ 6.09
Exercisable as of December 31	$ 6.09
Weighted average remaining contractual term, Outstanding	6 years 18 days		8 years 18 days	9 years 3 months 29 days
Weighted average remaining contractual term, Exercisable	6 years 18 days
Aggregate intrinsic value, Outstanding			$ 1,045	$ 1,038
2020 Plan
Numbers of shares
Number of shares Outstanding	2,769,887	997,773	1,044,368
Granted	0	2,026,300	133,913
Exercised		(14,645)	(68,859)
Forfeited	(291,751)	(170,490)	(111,495)
Expired	(179,992)	(69,051)	(154)
Number of shares Outstanding	2,298,144	2,769,887	997,773	1,044,368
Exercisable	1,299,637	353,949
Weighted average exercise price
Outstanding as of December 31	$ 8.81	$ 7.61	$ 5.91
Granted		9.20	18.85
Exercised		5.91	5.91
Forfeited	10.33	7.65	6.23
Expired	10.78	6.74	5.91
Outstanding as of December 31	8.47	$ 8.81	$ 7.61	$ 5.91
Exercisable as of December 31	$ 8.21
Weighted average remaining contractual term, Outstanding	7 years 7 months 13 days	8 years 9 months 3 days	8 years 8 months 4 days	9 years 7 months 13 days
Weighted average remaining contractual term, Exercisable	7 years 4 months 13 days
Aggregate intrinsic value, Outstanding			$ 12,967	$ 15,237
2021 Plan
Numbers of shares
Number of shares Outstanding	4,305,672	2,444,440
Granted	322,575	2,787,738	2,698,245
Forfeited	(770,989)	(880,304)	(253,805)
Expired	(401,300)	(46,202)
Number of shares Outstanding	3,455,958	4,305,672	2,444,440
Exercisable	1,569,157	519,377
Weighted average exercise price
Outstanding as of December 31	$ 17.32	$ 26.44
Granted	6.20	9.20	$ 26.43
Forfeited	15.31	18.21	26.39
Expired	14.34	26.39
Outstanding as of December 31	17.07	$ 17.32	$ 26.44
Exercisable as of December 31	$ 18.07
Weighted average remaining contractual term, Outstanding	7 years 10 months 17 days	8 years 10 months 20 days	9 years 6 months 25 days
Weighted average remaining contractual term, Exercisable	7 years 8 months 8 days
2022 Plan
Numbers of shares
Granted	6,672,944	0
Forfeited	(812,507)
Expired	(124,933)
Number of shares Outstanding	5,735,504
Exercisable	1,468,707
Weighted average exercise price
Granted	$ 2.60
Forfeited	2.41
Expired	2.41
Outstanding as of December 31	2.62
Exercisable as of December 31	$ 2.62
Weighted average remaining contractual term, Outstanding	8 years 11 months 12 days
Weighted average remaining contractual term, Exercisable	8 years 8 months 26 days